Equity reserves	12 Months Ended
Dec. 31, 2023
Equity reserves

10. Equity reserves

Warrants

The following summarizes the warrant activity for the years ended December 31, 2023 and 2022:

	2023		2022
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	3,600,000	4.50	251,762	3.00
Granted	-	-	3,600,000	4.50
Exercised	-	-	(226,234)	3.00
Expired	-	-	(25,528)	3.00

Outstanding, end of year	3,600,000	4.50	3,600,000	4.50

Exercisable, end of year	3,600,000	4.50	3,600,000	4.50

The following table summarizes information of warrants outstanding and exercisable as at December 31, 2023:

Expiry date	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	C$	Years
March 25, 2024	3,600,000	4.50	0.23

	3,600,000	4.50	0.23

See Note 11 for additional warrants classified under other liabilities.

The Company used the BSM to estimate the grant date fair value of warrants issued during the period using the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Expected stock price volatility	N/A	46%
Risk-free interest rate	N/A	2.53%
Expected life	N/A	1.83 years
Grant date share price	N/A	$2.41

Options

The Company maintains an omnibus long-term incentive plan (the “Plan”) whereby certain key employees, officers, directors and consultants may be granted options to acquire common shares of the Company. The exercise price, expiry date, and vesting terms are determined by the Board of Directors. The Plan permits the issuance of options which, together with the Company’s other share compensation arrangements, may not exceed 10% of the Company’s issued common shares as at the date of grant.

The following summarizes the stock option activity for the years ended December 31, 2023 and 2022:

	2023		2022
	Number	Weighted average exercise price	Number	Weighted average exercise price
	#	C$	#	C$
Outstanding, beginning of year	1,603,984	3.71	799,826	3.25
Granted	-	-	804,158	4.16
Forfeited	(68,732)	4.16	-	-
Expired	(187,854)	3.58	-	-

Outstanding, end of year	1,347,398	3.70	1,603,984	3.71

Exercisable, end of year	1,180,724	3.64	800,907	3.48

The following table summarizes information of stock options outstanding as at December 31, 2023:

		Options Outstanding		Options Exercisable
Expiry date	Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable	Weighted average remaining contractual life
	C$	#	Years	#	Years
June 30, 2026	3.25	680,703	2.50	680,703	2.50
March 9, 2027	4.16	666,695	3.19	500,021	3.19

		1,347,398	2.84	1,180,724	2.79

The Company used the BSM to estimate the grant date fair value of stock options issued during the year using the following weighted average assumptions:

	December 31, 2023	December 31, 2022
Expected stock price volatility	N/A	35%
Risk-free interest rate	N/A	1.65%
Expected life	N/A	5 years
Grant date share price	N/A	$3.09
Grant date share price	N/A	$3.09

In making assumptions for expected volatility, the Company used the industry average as sufficient historical data was not available for the Company’s stock price.

Restricted Share Unit Plan

The Plan provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants non-transferable RSUs based on the value of the Company’s share price at the date of grant. The Board of Directors has the discretion to issue cash or equity settle the vested RSUs. The RSUs issued were treated as equity-settled instruments and measured at the grant date fair value because the Company does not have a present obligation to settle the issued RSUs in cash.

During the year ended December 31, 2023, 749,739 RSUs were granted, and vest as follows:

-	709,168 RSUs vest in 25% increments on each of June 30, 2023, December 31, 2023, June 30, 2024, and December 31, 2024;
-	15,989 RSUs vest in 25% increments on each of June 30, 2023, September 30, 2023, December 31, 2023, and March 31, 2024; and
-	24,582 RSUs vest 100% on October 2, 2024.

The share-based compensation expense related to RSU grants is recorded over the vesting period.

The following summarizes the RSU activity for the years ended December 31, 2023 and 2022:

	2023		2022
	Number	Weighted average fair value	Number	Weighted average fair value
	#	C$	#	C$
Outstanding, beginning of year	615,044	2.56	581,696	2.13
Granted	749,739	2.58	263,548	3.01
Exercised	(408,206)	2.37	(230,200)	2.13
Forfeited	(4,559)	3.01	-	-

Outstanding, end of year	952,018	2.62	615,044	2.56

Vested, end of year	505,246	2.62	205,775	2.37